As filed with the SEC on March 14, 2013

Registration No. 333-129342
811-21829

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 31	☒

and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 35

(Check appropriate box or boxes)

BBH TRUST
(Exact Name of Registrant as Specified in Charter)

140 Broadway
New York, New York 10005
 (Address of Principal Executive Offices) (Zip Code)

(800) 575-1265
Registrant’s Telephone Number, including Area Code:

Corporation Services Company
2711 Centerville Road, Suite 400
Wilmington, Delaware  19808
 (Name and Address of Agent for Service)

Copies to:

Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006-1806

Attn: W. John McGuire, Esq.

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On March 28, 2013 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 24 (“the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on  October 3, 2012, and pursuant to Rule 485(a)(2) would have become effective on December 17, 2012.   The effectiveness of the Registration Statement of the Fund was delayed pursuant to Post-Effective Amendment Nos. 27, 28 and 29 filed on December 14, 2012, January 15, 2013 and February 14, 2013, respectively.

This Post-Effective Amendment No. 31 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 28, 2013, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 31 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment No. 31 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, Commonwealth of Massachusetts on the 14th day of March 2013.

BBH TRUST
By:
/s/ Radford W. Klotz
Radford W. Klotz, President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Radford W. Klotz	President (Principal Executive Officer)	March 14, 2013
Radford W. Klotz

	Trustee	March 14, 2013
Susan C. Livingston*

	Trustee	March 14, 2013
Joseph V. Shields, Jr.*

	Trustee	March 14, 2013
David P. Feldman*

	Trustee	March 14, 2013
Arthur D. Miltenberger*

	Trustee	March 14, 2013
H. Whitney Wagner*

	Trustee	March 14, 2013
Andrew S. Frazier*

	Trustee	March 14, 2013
John A. Gehret*

	Trustee	March 14, 2013
Mark M. Collins*

/s/ Charles H. Schreiber	Treasurer (Principal Financial Officer)	March 14, 2013
Charles H. Schreiber

/s/ Suzan M. Barron	Secretary	March 14, 2013
By: Suzan M. Barron, Attorney in Fact

*Signed by Suzan M. Barron pursuant to powers of attorney previously filed.